EQUITY AND NON-CONTROLLING INTERESTS (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions, R$ in Billions									6 Months Ended	7 Months Ended
	Jun. 08, 2022 USD ($) $ / shares	Jun. 08, 2022 EUR (€) € / shares shares	May 18, 2022 shares	May 04, 2022 USD ($) $ / shares	Apr. 25, 2022 USD ($) $ / shares	Apr. 25, 2022 EUR (€) € / shares shares	Mar. 30, 2022 BRL (R$) multiple	Jan. 14, 2021 shares	Jun. 30, 2022 USD ($) shares	Jul. 29, 2022 USD ($) shares	Jun. 30, 2022 BRL (R$) shares	Dec. 31, 2021 USD ($) shares	Dec. 28, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of classes of share capital [line items]
Number of treasury shares cancelled (in shares) | shares			60,000,000					45,000,000
Treasury share repurchase program, authorised amount	$ 1,000				$ 1,000				$ 2,000				$ 1,000
Number of shares issued (in shares) | shares									877,809,772		877,809,772	982,809,772
Equity									$ 56,446			$ 51,344		$ 46,325	$ 40,237
Authorised share capital									$ 404			$ 442
Shares authorized (in shares) | shares									1,136,418,599		1,136,418,599	1,241,418,599
Dividends (in USD per share) | $ / shares				$ 0.38
Dividends paid, ordinary shares				$ 332
Dividends recognised as distributions to non-controlling interests									$ 158
Dividends paid to non-controlling interests									$ 178
Shares buyback (in shares) | shares		33,349,597				31,751,960
Payments for repurchase of equity | €		€ 943				€ 911
Average cost per share (in USD/EUR per share) | (per share)	$ 29.99	€ 28.26			$ 31.49	€ 28.68
Treasury shares (in shares) | shares									31,200,000		31,200,000	71,900,000
EBITDA Mutiple | multiple							6
ArcelorMittal Brasil S.A.
Disclosure of classes of share capital [line items]
Net debt | R$							R$ 6.2
Percentage of 6x EBITDA							15.00%
Consideration payable related to put option									$ 200		R$ 0.8
ArcelorMittal Brasil S.A. | Votorantim S.A.
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non-controlling interests							2.99%
Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Treasury share repurchase program, authorised amount										$ 1,400
Treasury share repurchase program, authorised no of shares (in shares) | shares										60,431,380
Treasury share repurchase program, total authorised amount in period										$ 3,400
Share capital
Disclosure of classes of share capital [line items]
Equity									$ 312			$ 350		$ 393	$ 393